John Hancock Global Climate Action Fund Expense Example - Class A C R6 [Member] - John Hancock Global Climate Action Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 616
Expense Example, with Redemption, 3 Years	1,157
Expense Example, with Redemption, 5 Years	1,723
Expense Example, with Redemption, 10 Years	3,258
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,657
Expense Example, with Redemption, 10 Years	3,443
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,111
Expense Example, with Redemption, 10 Years	$ 2,552